Nature of Operations and Summary of Significant Accounting Policies - Summary of Store activity (Details) - Store	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Stores, end of the period		116	116
Franchised Stores [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Stores, beginning of the period	117	97	102	117	109
Stores opened during the year	9				15
Stores transferred/sold to the Company	(2)			(2)	0
Stores closed during the period	(22)	(4)	(12)	(22)	(7)
Stores, end of the period	102	93	93	102	117
Company-owned Stores [Member]
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Stores, beginning of the period	13		17	13	11
Stores opened during the year	2				3
Stores transferred/sold to the Company	2				0
Stores closed during the period					(1)
Stores, end of the period	17			17	13